Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Segment reporting
Number of Reportable Segments Not Disclosed [Flag]	true
Number of core business areas | item	2
Revenue from external customers	$ 278,287	$ 277,677
Cost of revenue	(152,158)	(167,577)
Research and development expenses	(78,783)	(71,990)
Selling expenses	(14,682)	(13,873)
Administrative expenses	(31,795)	(27,751)
Gain on divestment of an equity investee		477,456
Interest income	26,542	19,589
Interest expense	(1,425)	(1,465)
Equity in earnings of equity investees, net of tax	3,798	23,125
Income tax expense	(1,209)	(63,162)
Other segment items	(12,647)	2,925
Net income attributable to the Company	15,928	454,954
Depreciation/amortization	(7,072)	(6,118)
Impairment (note)	(8,941)
Additions to non-current assets (other than financial instruments and deferred tax assets)	7,025	15,799
Segment information
Total assets	1,736,427		$ 1,753,097
Property, plant and equipment	93,788		94,623
Right-of-use assets	7,330		3,027
Leasehold land	11,313		10,954
Intangible asset			8,941
Goodwill	3,234		3,112
Investment in equity investees	11,020		10,865
Oncology/Immunology segment
Segment reporting
Revenue from external customers	162,321	143,447
Other Ventures segment
Segment reporting
Revenue from external customers	115,966	134,230
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	162,321	143,447
Cost of revenue	(40,350)	(38,223)
Research and development expenses	(78,783)	(71,990)
Selling expenses	(12,709)	(11,828)
Administrative expenses	(19,096)	(16,163)
Interest income	309	509
Interest expense	(1,049)	(1,033)
Equity in earnings of equity investees, net of tax	11
Income tax expense	(802)	(461)
Other segment items	(10,984)	(2,686)
Net income attributable to the Company	(1,132)	1,572
Depreciation/amortization	(6,998)	(6,024)
Impairment (note)	(8,941)
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,780	15,649
Segment information
Total assets	270,174		266,731
Property, plant and equipment	93,382		94,194
Right-of-use assets	6,159		1,451
Leasehold land	11,313		10,954
Intangible asset			8,941
Investment in equity investees	4,446		5,725
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	40,887	44,408
Research and development expenses	(78,783)	(71,990)
Administrative expenses	(16,910)	(14,599)
Interest income	309	509
Interest expense	(1,049)	(1,033)
Equity in earnings of equity investees, net of tax	11
Income tax expense	(337)	(394)
Other segment items	(1,531)	(2,612)
Net income attributable to the Company	(57,403)	(45,711)
Depreciation/amortization	(4,849)	(5,602)
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,774	5,649
Segment information
Total assets	182,720		175,378
Property, plant and equipment	93,382		94,194
Right-of-use assets	6,159		1,451
Leasehold land	11,313		10,954
Investment in equity investees	4,446		5,725
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment reporting
Revenue from external customers	121,434	99,039
Cost of revenue	(40,350)	(38,223)
Selling expenses	(12,709)	(11,828)
Administrative expenses	(2,186)	(1,564)
Income tax expense	(465)	(67)
Other segment items	(9,453)	(74)
Net income attributable to the Company	56,271	47,283
Depreciation/amortization	(2,149)	(422)
Impairment (note)	(8,941)
Additions to non-current assets (other than financial instruments and deferred tax assets)	6	10,000
Segment information
Total assets	87,454		91,353
Intangible asset			8,941
Reportable segment | Other Ventures segment
Segment reporting
Revenue from external customers	115,966	134,230
Cost of revenue	(111,808)	(129,354)
Selling expenses	(1,973)	(2,045)
Administrative expenses	(2,327)	(2,222)
Interest income	32	57
Interest expense	(210)	(257)
Equity in earnings of equity investees, net of tax	3,787	23,125
Income tax expense	(27)	(481)
Other segment items	396	928
Net income attributable to the Company	3,836	23,981
Depreciation/amortization	(53)	(51)
Additions to non-current assets (other than financial instruments and deferred tax assets)	242	150
Segment information
Total assets	148,795		117,359
Property, plant and equipment	367		370
Right-of-use assets	726		918
Goodwill	3,234		3,112
Investment in equity investees	6,574		5,140
Unallocated
Segment reporting
Administrative expenses	(10,372)	(9,366)
Gain on divestment of an equity investee		477,456
Interest income	26,201	19,023
Interest expense	(166)	(175)
Income tax expense	(380)	(62,220)
Other segment items	(2,059)	4,683
Net income attributable to the Company	13,224	429,401
Depreciation/amortization	(21)	$ (43)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3
Segment information
Total assets	1,317,458		1,369,007
Property, plant and equipment	39		59
Right-of-use assets	$ 445		$ 658